UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment            [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.
Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:


/s/ Terence M. Hogan          Westport, Connecticut       August 14, 2008
--------------------          ---------------------       ----------------------
     [Signature]                   [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   $414,605
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-10545                Addison Clark Fund, L.P.

2.        028-10547                Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.
                                                            June 30, 2008
          COLUMN 1                COLUMN 2       COLUMN 3     COL 4        COLUMN 5          COLUMN 6      COL 7       COLUMN 8

                                                             MARKET
                                  TITLE OF         CUSIP      VALUE   SHRS OR   SH/ PUT/    INVESTMENT     OTHER   VOTING AUTHORITY
       NAME OF ISSUER              CLASS           NUMBER    (x1000)  PRN AMT   PRN CALL    DISCRETION     MNGRS  SOLE SHARED   NONE
AMR CORP                       COM                001765106   3,584     700,000 SH        Shared-Defined  1,2    0      700,000  0
AVID TECHNOLOGY INC            COM                05367P100   8,495     500,000 SH        Shared-Defined  1,2    0      500,000  0
AWARE INC MASS                 COM                05453N100   3,527   1,168,000 SH        Shared-Defined  1,2    0    1,168,000  0
BALLY TECHNOLOGIES INC         COM                05874B107  16,900     500,000 SH        Shared-Defined  1,2    0      500,000  0
COCA COLA CO                   COM                191216100   1,819      35,000     CALL  Shared-Defined  1,2    0       35,000  0
COMPTON PETE CORP              COM                204940100  17,426   1,370,000 SH        Shared-Defined  1,2    0    1,370,000  0
CONTINENTAL AIRLS INC          CL B               210795308   2,780     275,000 SH        Shared-Defined  1,2    0      275,000  0
COVIDIEN LTD                   COM                G2552X108  23,945     500,000 SH        Shared-Defined  1,2    0      500,000  0
CRESUD S A C I F Y A           SPONSORED ADR      226406106   4,087     275,000 SH        Shared-Defined  1,2    0      275,000  0
CRESUD SA COMERCIAL            *W EXP 05/22/201   P3311R192     229     914,640 SH        Shared-Defined  1,2    0      914,640  0
DISCOVERY HOLDING CO           CL A COM           25468Y107  26,352   1,200,000 SH        Shared-Defined  1,2    0    1,200,000  0
EL PASO CORP                   COM                28336L109  43,480   2,000,000 SH        Shared-Defined  1,2    0    2,000,000  0
FOOT LOCKER INC                COM                344849104   5,852     470,000 SH        Shared-Defined  1,2    0      470,000  0
FULL HOUSE RESORTS INC         COM                359678109   1,616     769,500 SH        Shared-Defined  1,2    0      769,500  0
GMX RES INC                    COM                38011M108   8,892     120,000 SH        Shared-Defined  1,2    0      120,000  0
GRACO INC                      COM                384109104  15,989     420,000 SH        Shared-Defined  1,2    0      420,000  0
HERCULES OFFSHORE INC          COM                427093109  24,713     650,000 SH        Shared-Defined  1,2    0      650,000  0
ISLE OF CAPRI CASINOS INC      COM                464592104   7,011   1,463,600 SH        Shared-Defined  1,2    0    1,463,600  0
ITT EDUCATIONAL SERVICES INC   COM                45068B109  14,047     170,000 SH        Shared-Defined  1,2    0      170,000  0
LIBERTY GLOBAL INC             COM SER A          530555101  27,790     884,200 SH        Shared-Defined  1,2    0      884,200  0
LIBERTY MEDIA CORP NEW         INT COM SER A      53071M104  17,609   1,193,000 SH        Shared-Defined  1,2    0    1,193,000  0
MCCORMICK & CO INC             COM NON VTG        579780206   7,489     210,000 SH        Shared-Defined  1,2    0      210,000  0
NOVO-NORDISK A S               ADR                670100205   9,636     146,000 SH        Shared-Defined  1,2    0      146,000  0
ODYSSEY HEALTHCARE INC         COM                67611V101   5,357     550,000 SH        Shared-Defined  1,2    0      550,000  0
ORBITZ WORLDWIDE INC           COM                68557K109   5,057   1,009,300 SH        Shared-Defined  1,2    0    1,009,300  0
PINNACLE ENTMT INC             COM                723456109  29,057   2,770,000 SH        Shared-Defined  1,2    0    2,770,000  0
PZENA INVESTMENT MGMT INC      CLASS A            74731Q103   5,346     419,000 SH        Shared-Defined  1,2    0      419,000  0
ROYAL CARIBBEAN CRUISES LTD    COM                V7780T103   6,741     300,000 SH        Shared-Defined  1,2    0      300,000  0
SAIC INC                       COM                78390X101  33,315   1,600,900 SH        Shared-Defined  1,2    0    1,600,900  0
SARA LEE CORP                  COM                803111103   7,350     600,000 SH        Shared-Defined  1,2    0      600,000  0
SPRINT NEXTEL CORP             COM SER 1          852061100  11,875   1,250,000 SH        Shared-Defined  1,2    0    1,250,000  0
U S AIRWAYS GROUP INC          COM                90341W108   2,625   1,050,000 SH        Shared-Defined  1,2    0    1,050,000  0
UAL CORP                       COM NEW            902549807   2,610     500,000 SH        Shared-Defined  1,2    0      500,000  0
WELLPOINT INC                  COM                94973V107   9,532     200,000 SH        Shared-Defined  1,2    0      200,000  0
WESTERN UN CO                  COM                959802109   2,472     100,000     CALL  Shared-Defined  1,2    0      100,000  0

SK 03669 0005 908026